Schedule of Consideration Transferred to the Assets Acquired and Liabilities Assumed (Details) (Parenthetical)	Jun. 30, 2025	Dec. 31, 2024	Jul. 03, 2024
Customer Relationships [Member] | Previously Reported [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Estimated useful life		9 years	9 years
Trade Names [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Estimated useful life	7 years
Trade Names [Member] | Previously Reported [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Estimated useful life		9 years	9 years
Developed Technology Rights [Member] | Previously Reported [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Estimated useful life		6 years	6 years